Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 194,471	$ 510,607
Short-term bank deposits	157,631	0
Receivables, prepaids and deposits	3,990	1,968
Restricted cash		20,000
Total current assets	356,092	532,575
NON-CURRENT ASSETS
Associates and other investments	31,343	20,591
Loans to Exar Capital	223,122	70,856
Investment in Cauchari-Olaroz Project	41,507	156,281
Long-term receivable from JEMSE	6,813	6,231
Deferred transaction costs		20,800
Property, plant and equipment	9,026	4,368
Exploration and evaluation assets	348,645	5,640
Total non-current assets	660,456	284,767
TOTAL ASSETS	1,016,548	817,342
CURRENT LIABILITIES
Accounts payable and accrued liabilities	16,540	7,347
Current portion of long-term liabilities	3,105	909
Total current liabilities	19,645	8,256
NON-CURRENT LIABILITIES
Convertible senior notes	204,472	236,156
Credit and loan facilities		27,915
Decommissioning provision	478	326
Other liabilities	7,951	8,374
Total long-term liabilities	212,901	272,771
TOTAL LIABILITIES	232,546	281,027
SHAREHOLDERS' EQUITY
Share capital	1,029,485	689,993
Contributed surplus	30,226	28,463
Accumulated other comprehensive loss	(3,487)	(3,487)
Deficit	(272,222)	(178,654)
TOTAL SHAREHOLDERS' EQUITY	784,002	536,315
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,016,548	$ 817,342